American Century Investments®
Quarterly Portfolio Holdings
Avantis® U.S. Small Cap Value Fund
May 31, 2025

Avantis U.S. Small Cap Value Fund - Schedule of Investments
MAY 31, 2025 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.5%
Aerospace and Defense — 0.1%
Astronics Corp.(1)	44,567	1,391,382
Eve Holding, Inc.(1)(2)	11,881	64,157
		1,455,539
Air Freight and Logistics — 0.2%
Hub Group, Inc., Class A	63,149	2,128,753
Automobile Components — 3.5%
American Axle & Manufacturing Holdings, Inc.(1)	168,659	740,413
Dana, Inc.	305,488	5,080,266
Gentex Corp.	180,683	3,897,332
Gentherm, Inc.(1)	18,942	518,348
Goodyear Tire & Rubber Co.(1)	627,664	7,161,646
LCI Industries	36,071	3,143,227
Lear Corp.	98,570	8,912,699
Motorcar Parts of America, Inc.(1)	16,394	182,629
Phinia, Inc.	78,209	3,394,271
Standard Motor Products, Inc.	24,894	754,288
Stoneridge, Inc.(1)	9,121	45,788
Strattec Security Corp.(1)	2,745	153,665
Visteon Corp.(1)	48,805	4,120,362
		38,104,934
Automobiles — 1.0%
Harley-Davidson, Inc.	175,945	4,259,629
Thor Industries, Inc.	76,212	6,187,652
		10,447,281
Banks — 14.9%
1st Source Corp.	22,421	1,357,816
ACNB Corp.	3,083	128,160
Amalgamated Financial Corp.	22,215	671,337
Ameris Bancorp	29,505	1,813,672
Ames National Corp.	1,518	26,413
Arrow Financial Corp.	6,524	167,993
Associated Banc-Corp.	121,965	2,825,929
Atlantic Union Bankshares Corp.	22,616	678,932
Axos Financial, Inc.(1)	64,720	4,500,629
Banc of California, Inc.	57,484	788,680
BancFirst Corp.	4,390	543,065
Bancorp, Inc.(1)	62,166	3,176,683
Bank First Corp.	2,579	299,938
Bank of Hawaii Corp.	23,989	1,595,508
Bank of Marin Bancorp	522	11,124
Bank of NT Butterfield & Son Ltd.	79,669	3,358,845
Bank OZK	140,772	6,240,423
Bank7 Corp.	158	6,102
BankFinancial Corp.	377	4,539
BankUnited, Inc.	78,794	2,677,420
Banner Corp.	30,990	1,910,533
Bar Harbor Bankshares	4,080	118,646
BayCom Corp.	2,322	61,278
BCB Bancorp, Inc.	3,352	27,151

Berkshire Hills Bancorp, Inc.	36,295	898,664
Bridgewater Bancshares, Inc.(1)	13,657	199,938
Brookline Bancorp, Inc.	91,005	940,082
Burke & Herbert Financial Services Corp.	9,522	541,992
Business First Bancshares, Inc.	21,217	504,752
Byline Bancorp, Inc.	27,381	708,346
C&F Financial Corp.	872	58,023
Cadence Bank	18,301	554,520
Camden National Corp.	3,937	154,882
Capital Bancorp, Inc.	4,733	152,876
Capital City Bank Group, Inc.	10,235	386,269
Carter Bankshares, Inc.(1)	7,658	125,974
Cathay General Bancorp	57,380	2,459,020
CB Financial Services, Inc.	235	6,848
Central Pacific Financial Corp.	28,056	749,095
Chemung Financial Corp.	842	39,465
ChoiceOne Financial Services, Inc.	3,828	113,232
Citizens Financial Services, Inc.	190	11,619
City Holding Co.	6,514	767,935
Civista Bancshares, Inc.	2,482	55,969
CNB Financial Corp.	19,430	421,048
Coastal Financial Corp.(1)	905	79,540
Colony Bankcorp, Inc.	5,423	82,918
Columbia Banking System, Inc.	294,803	6,892,494
Community Trust Bancorp, Inc.	15,669	799,902
Community West Bancshares	576	10,253
ConnectOne Bancorp, Inc.	28,013	643,459
Customers Bancorp, Inc.(1)	36,960	1,883,482
Dime Community Bancshares, Inc.	21,941	563,006
Eagle Bancorp Montana, Inc.	2,763	46,888
Eagle Bancorp, Inc.	23,658	416,381
Enterprise Bancorp, Inc.	9,044	348,646
Enterprise Financial Services Corp.	41,225	2,182,451
Equity Bancshares, Inc., Class A	8,165	317,945
Esquire Financial Holdings, Inc.	9,805	889,706
Farmers National Banc Corp.	4,458	58,979
FB Financial Corp.	5,844	255,091
Financial Institutions, Inc.	9,720	250,970
First BanCorp	218,577	4,367,168
First Bancorp, Inc.	553	13,377
First Bancorp/Southern Pines NC	233	9,639
First Bank	9,508	138,151
First Busey Corp.	60,013	1,327,488
First Business Financial Services, Inc.	6,327	308,568
First Commonwealth Financial Corp.	79,216	1,237,354
First Community Bankshares, Inc.	606	22,786
First Community Corp.	85	2,015
First Financial Bancorp	11,779	284,581
First Financial Corp.	9,378	486,156
First Guaranty Bancshares, Inc.	266	2,354
First Internet Bancorp	3,003	72,823
First Interstate BancSystem, Inc., Class A	6,937	188,340
First Merchants Corp.	34,541	1,302,196
First Mid Bancshares, Inc.	18,601	656,243
First of Long Island Corp.	5,675	67,362

First Savings Financial Group, Inc.	1,183	31,456
First United Corp.	1,244	37,382
First Western Financial, Inc.(1)	900	18,756
Firstsun Capital Bancorp(1)	3,113	111,539
Five Star Bancorp	7,775	217,389
Flushing Financial Corp.	11,428	137,479
FNB Corp.	256,580	3,558,765
Franklin Financial Services Corp.(2)	146	5,606
FS Bancorp, Inc.	2,284	87,728
Fulton Financial Corp.	149,358	2,576,425
FVCBankcorp, Inc.(1)	737	8,593
Great Southern Bancorp, Inc.	9,532	533,220
Greene County Bancorp, Inc.	120	2,603
Guaranty Bancshares, Inc.	456	18,851
Hancock Whitney Corp.	86,765	4,743,443
Hanmi Financial Corp.	31,905	731,263
HarborOne Bancorp, Inc.	11,000	125,180
Hawthorn Bancshares, Inc.	617	17,782
HBT Financial, Inc.	7,411	173,417
Heritage Commerce Corp.	29,509	273,253
Heritage Financial Corp.	10,767	251,732
Hilltop Holdings, Inc.	23,313	695,194
Hingham Institution For Savings	234	56,724
Home Bancorp, Inc.	3,134	157,954
HomeStreet, Inc.(1)	4,663	60,759
HomeTrust Bancshares, Inc.	14,044	506,848
Hope Bancorp, Inc.	150,363	1,509,645
Horizon Bancorp, Inc.	12,179	180,736
Independent Bank Corp.	12,455	765,982
Independent Bank Corp. (Michigan)	23,807	750,635
International Bancshares Corp.	69,792	4,371,073
Investar Holding Corp.	2,251	42,792
Kearny Financial Corp.	17,555	105,857
Lakeland Financial Corp.	1,334	79,867
Landmark Bancorp, Inc.	224	6,518
LCNB Corp.	1,307	18,965
Live Oak Bancshares, Inc.	1,720	47,214
Mercantile Bank Corp.	18,614	821,994
Meridian Corp.	3,066	41,391
Metrocity Bankshares, Inc.	17,788	496,997
Metropolitan Bank Holding Corp.(1)	11,981	774,811
Mid Penn Bancorp, Inc.	4,603	122,670
Midland States Bancorp, Inc.	13,122	221,499
MVB Financial Corp.	2,840	55,550
National Bank Holdings Corp., Class A	11,640	420,786
NBT Bancorp, Inc.	20,584	861,440
Northeast Bank	8,192	686,735
Northfield Bancorp, Inc.	17,511	204,528
Northrim BanCorp, Inc.	6,131	561,600
Northwest Bancshares, Inc.	83,012	1,019,387
Oak Valley Bancorp	1,226	31,251
OceanFirst Financial Corp.	50,153	843,072
OFG Bancorp	68,773	2,829,321
Old National Bancorp	200,780	4,188,271
Old Second Bancorp, Inc.	51,183	846,567

OP Bancorp	1,343	16,539
Orange County Bancorp, Inc.	1,732	44,287
Origin Bancorp, Inc.	29,484	1,005,110
Orrstown Financial Services, Inc.	11,718	352,243
Park National Corp.	1,461	237,500
Parke Bancorp, Inc.	2,104	40,797
Pathward Financial, Inc.	36,192	2,824,786
PCB Bancorp	2,964	57,324
Peapack-Gladstone Financial Corp.	8,435	231,288
Penns Woods Bancorp, Inc.	399	11,806
Peoples Bancorp of North Carolina, Inc.	588	16,188
Peoples Bancorp, Inc.	37,882	1,110,700
Plumas Bancorp	642	27,946
Popular, Inc.	35,223	3,646,637
Preferred Bank	17,733	1,482,656
Primis Financial Corp.	674	6,383
Provident Financial Services, Inc.	69,512	1,160,850
QCR Holdings, Inc.	16,626	1,118,930
RBB Bancorp	7,610	129,218
Red River Bancshares, Inc.	185	10,377
Renasant Corp.	52,481	1,839,459
Republic Bancorp, Inc., Class A	8,872	608,087
Riverview Bancorp, Inc.	2,994	16,647
S&T Bancorp, Inc.	36,810	1,349,455
SB Financial Group, Inc.	134	2,600
ServisFirst Bancshares, Inc.	4,077	303,451
Shore Bancshares, Inc.	28,662	415,312
Sierra Bancorp	8,216	224,872
SmartFinancial, Inc.	5,563	176,792
South Plains Financial, Inc.	9,208	331,212
Southern First Bancshares, Inc.(1)	1,448	52,229
Southern Missouri Bancorp, Inc.	9,493	499,901
Southern States Bancshares, Inc.	4,792	165,276
Southside Bancshares, Inc.	16,249	458,059
Stellar Bancorp, Inc.	32,689	879,988
Stock Yards Bancorp, Inc.	20,412	1,501,507
Synovus Financial Corp.	84,679	4,050,197
Texas Capital Bancshares, Inc.(1)	26,073	1,869,173
Third Coast Bancshares, Inc.(1)	8,633	264,688
Timberland Bancorp, Inc.	1,932	58,791
Tompkins Financial Corp.	6,770	415,678
Towne Bank	33,141	1,145,353
TriCo Bancshares	22,503	897,870
TrustCo Bank Corp.	12,410	385,206
Trustmark Corp.	37,219	1,282,567
UMB Financial Corp.	53,855	5,553,528
Union Bankshares, Inc.	156	4,600
United Community Banks, Inc.	276	7,932
United Security Bancshares	700	6,048
Unity Bancorp, Inc.	5,993	264,921
Univest Financial Corp.	22,316	658,768
Valley National Bancorp	291,484	2,559,230
Veritex Holdings, Inc.	32,715	791,703
WaFd, Inc.	73,005	2,074,802
Washington Trust Bancorp, Inc.	1,987	54,960

WesBanco, Inc.	14,974	460,900
West BanCorp, Inc.	3,824	74,109
Westamerica Bancorporation	37,053	1,780,397
Western Alliance Bancorp	15,121	1,094,912
Wintrust Financial Corp.	26,648	3,182,038
WSFS Financial Corp.	36,741	1,943,231
Zions Bancorp NA	28,824	1,365,105
		161,699,691
Beverages — 0.2%
Boston Beer Co., Inc., Class A(1)	7,404	1,701,809
Coca-Cola Consolidated, Inc.	280	32,102
MGP Ingredients, Inc.	4,809	141,481
		1,875,392
Biotechnology — 1.3%
ACADIA Pharmaceuticals, Inc.(1)	108,136	2,332,494
Alkermes PLC(1)	151,728	4,644,394
Catalyst Pharmaceuticals, Inc.(1)	110,022	2,746,149
Emergent BioSolutions, Inc.(1)	133,507	843,764
Kodiak Sciences, Inc.(1)	4,966	16,884
Monte Rosa Therapeutics, Inc.(1)	66,981	279,981
Protagonist Therapeutics, Inc.(1)	64,369	3,055,597
Puma Biotechnology, Inc.(1)	50,946	167,103
Tyra Biosciences, Inc.(1)(2)	994	9,045
XBiotech, Inc.(1)(2)	1,951	5,560
		14,100,971
Broadline Retail — 0.8%
Dillard's, Inc., Class A(2)	2,962	1,173,011
Kohl's Corp.(2)	181,918	1,478,994
Macy's, Inc.	546,834	6,501,856
		9,153,861
Building Products — 0.6%
Apogee Enterprises, Inc.	37,048	1,431,905
Insteel Industries, Inc.	20,097	703,797
JELD-WEN Holding, Inc.(1)	123,672	451,403
Quanex Building Products Corp.	33,257	556,390
Tecnoglass, Inc.	32,542	2,786,571
UFP Industries, Inc.	10,675	1,041,453
		6,971,519
Capital Markets — 0.9%
Diamond Hill Investment Group, Inc.	2,385	336,905
Oppenheimer Holdings, Inc., Class A	11,371	742,413
Stifel Financial Corp.	9,581	902,722
StoneX Group, Inc.(1)	64,961	5,499,273
Virtus Investment Partners, Inc.	7,836	1,337,605
WisdomTree, Inc.	58,849	555,535
		9,374,453
Chemicals — 2.7%
AdvanSix, Inc.	35,731	840,036
American Vanguard Corp.	4,294	21,127
Aspen Aerogels, Inc.(1)	4,486	25,839
Cabot Corp.	94,482	7,056,861
Chemours Co.	95,356	965,956
Core Molding Technologies, Inc.(1)	7,002	116,723
Ecovyst, Inc.(1)	10,749	80,080
FMC Corp.	174,797	7,089,766

Hawkins, Inc.	14,181	1,893,022
Intrepid Potash, Inc.(1)	10,095	381,187
Koppers Holdings, Inc.	12,688	389,775
Kronos Worldwide, Inc.	8,800	55,704
LSB Industries, Inc.(1)	74,633	564,972
Mativ Holdings, Inc.	71,012	406,189
NewMarket Corp.	8,482	5,462,917
Orion SA	73,325	798,509
Quaker Chemical Corp.	6,155	667,448
Rayonier Advanced Materials, Inc.(1)	121,472	467,667
Stepan Co.	26,077	1,415,720
Tronox Holdings PLC, Class A	51,691	293,605
Valhi, Inc.	749	10,906
		29,004,009
Commercial Services and Supplies — 0.7%
ACCO Brands Corp.	129,281	464,119
Acme United Corp.	1,973	78,525
Civeo Corp.	17,829	388,851
Ennis, Inc.	38,164	712,522
Healthcare Services Group, Inc.(1)	154,816	2,182,906
Interface, Inc.	114,293	2,296,146
Steelcase, Inc., Class A	157,572	1,624,567
Virco Mfg. Corp.	25,345	213,151
		7,960,787
Communications Equipment — 0.3%
Aviat Networks, Inc.(1)	2,614	56,070
BK Technologies Corp.(1)	229	9,817
NETGEAR, Inc.(1)	48,788	1,430,952
Viasat, Inc.(1)	196,691	1,717,113
		3,213,952
Construction and Engineering — 2.5%
Ameresco, Inc., Class A(1)	31,554	434,814
Argan, Inc.	25,132	5,285,259
Everus Construction Group, Inc.(1)	46,748	2,707,177
Granite Construction, Inc.	70,238	6,282,789
Great Lakes Dredge & Dock Corp.(1)	116,423	1,301,609
IES Holdings, Inc.(1)	9,389	2,437,948
Limbach Holdings, Inc.(1)	7,616	976,523
Matrix Service Co.(1)	41,103	502,279
Northwest Pipe Co.(1)	8,363	323,146
Orion Group Holdings, Inc.(1)	36,040	296,970
Primoris Services Corp.	46,707	3,368,042
Tutor Perini Corp.(1)	79,457	2,930,374
		26,846,930
Construction Materials — 0.2%
Knife River Corp.(1)	18,001	1,693,894
Consumer Finance — 1.9%
Atlanticus Holdings Corp.(1)	6,426	315,195
Bread Financial Holdings, Inc.	58,327	2,988,676
Consumer Portfolio Services, Inc.(1)	6,386	57,793
EZCORP, Inc., Class A(1)	34,763	467,562
Green Dot Corp., Class A(1)	90,855	839,500
LendingClub Corp.(1)	132,691	1,330,891
Medallion Financial Corp.	1,917	17,579
Navient Corp.	80,898	1,087,269

Nelnet, Inc., Class A	4,308	500,503
OneMain Holdings, Inc.	67,236	3,485,514
PRA Group, Inc.(1)	24,094	341,894
PROG Holdings, Inc.	9,696	279,536
Regional Management Corp.	5,997	158,621
SLM Corp.	245,998	7,962,955
World Acceptance Corp.(1)	3,454	533,574
		20,367,062
Consumer Staples Distribution & Retail — 1.8%
Andersons, Inc.	49,673	1,763,888
HF Foods Group, Inc.(1)	1,687	6,427
Ingles Markets, Inc., Class A	23,865	1,486,789
Natural Grocers by Vitamin Cottage, Inc.	21,172	1,033,829
PriceSmart, Inc.	38,706	4,179,474
SpartanNash Co.	62,480	1,215,861
Sprouts Farmers Market, Inc.(1)	13,329	2,304,051
United Natural Foods, Inc.(1)	144,361	4,413,116
Village Super Market, Inc., Class A	11,935	460,452
Weis Markets, Inc.	28,491	2,159,618
		19,023,505
Distributors — 0.0%
A-Mark Precious Metals, Inc.	22,114	436,309
Weyco Group, Inc.	419	13,140
		449,449
Diversified Consumer Services — 1.6%
American Public Education, Inc.(1)	27,063	797,005
Grand Canyon Education, Inc.(1)	30	5,935
Laureate Education, Inc., Class A(1)	132	2,970
Lincoln Educational Services Corp.(1)	49,166	1,170,151
Perdoceo Education Corp.	109,706	3,734,392
Stride, Inc.(1)	59,443	8,999,076
Universal Technical Institute, Inc.(1)	89,898	3,194,076
		17,903,605
Diversified Telecommunication Services — 1.0%
ATN International, Inc.	10,524	149,546
Frontier Communications Parent, Inc.(1)	78,993	2,861,916
Globalstar, Inc.(1)	12,760	235,550
Iridium Communications, Inc.	143,859	3,654,019
Liberty Global Ltd., Class A(1)	184,350	1,775,290
Liberty Global Ltd., Class C(1)	182,423	1,802,339
Shenandoah Telecommunications Co.	16,222	204,073
		10,682,733
Electrical Equipment — 0.5%
Atkore, Inc.	55,655	3,623,140
EnerSys	3,360	280,997
LSI Industries, Inc.	2,712	44,124
Preformed Line Products Co.	3,683	525,343
Shoals Technologies Group, Inc., Class A(1)	288,633	1,362,348
		5,835,952
Electronic Equipment, Instruments and Components — 3.8%
Arrow Electronics, Inc.(1)	36,776	4,353,543
Avnet, Inc.	166,432	8,323,264
Bel Fuse, Inc., Class A	1,569	99,647
Bel Fuse, Inc., Class B	15,997	1,180,579
Benchmark Electronics, Inc.	59,417	2,169,909

Daktronics, Inc.(1)	71,128	1,055,540
ePlus, Inc.(1)	43,716	3,120,011
Insight Enterprises, Inc.(1)	9,120	1,189,157
IPG Photonics Corp.(1)	10,669	706,928
Kimball Electronics, Inc.(1)	39,305	711,420
Methode Electronics, Inc.	33,901	269,513
PC Connection, Inc.	13,276	868,250
Plexus Corp.(1)	42,427	5,568,968
Sanmina Corp.(1)	38,596	3,268,695
ScanSource, Inc.(1)	38,869	1,569,530
TTM Technologies, Inc.(1)	126,506	3,777,469
Vishay Intertechnology, Inc.	158,422	2,228,998
Vishay Precision Group, Inc.(1)	14,160	364,195
		40,825,616
Energy Equipment and Services — 5.7%
Archrock, Inc.	325,942	8,115,956
Aris Water Solutions, Inc., Class A	20,877	460,129
Atlas Energy Solutions, Inc.(2)	35,610	432,661
Bristow Group, Inc.(1)	40,052	1,171,922
ChampionX Corp.	293,942	7,075,184
Expro Group Holdings NV(1)	29,267	243,501
Forum Energy Technologies, Inc.(1)	11,588	170,807
Geospace Technologies Corp.(1)	3,151	18,339
Helix Energy Solutions Group, Inc.(1)	215,420	1,333,450
Helmerich & Payne, Inc.	146,911	2,240,393
KLX Energy Services Holdings, Inc.(1)(2)	3,329	5,726
Kodiak Gas Services, Inc.	77,581	2,739,385
Liberty Energy, Inc., Class A	287,473	3,331,812
Nabors Industries Ltd.(1)	13,794	356,023
Natural Gas Services Group, Inc.(1)	13,657	327,358
Noble Corp. PLC	218,436	5,410,660
NOV, Inc.	617,844	7,414,128
NPK International, Inc.(1)	119,605	967,604
Oceaneering International, Inc.(1)	171,092	3,262,724
Oil States International, Inc.(1)	76,679	333,554
Patterson-UTI Energy, Inc.	690,885	3,813,685
ProFrac Holding Corp., Class A(1)(2)	34,444	287,263
ProPetro Holding Corp.(1)	164,251	886,955
Ranger Energy Services, Inc.	23,514	250,424
RPC, Inc.	189,612	841,877
Seadrill Ltd.(1)	76,360	1,771,552
Select Water Solutions, Inc., Class A	186,392	1,498,592
TETRA Technologies, Inc.(1)	203,914	546,490
Tidewater, Inc.(1)	54,659	2,170,509
Transocean Ltd.(1)	355,414	884,981
Valaris Ltd.(1)	64,872	2,440,485
Weatherford International PLC	28,636	1,248,530
		62,052,659
Entertainment — 0.1%
Marcus Corp.	40,269	744,171
Financial Services — 3.3%
Acacia Research Corp.(1)	6,117	22,816
Cass Information Systems, Inc.	54	2,284
Enact Holdings, Inc.	31,639	1,120,021
Essent Group Ltd.	61,284	3,554,472

Federal Agricultural Mortgage Corp., Class C	13,967	2,603,728
Finance of America Cos., Inc., Class A(1)(2)	8,131	178,557
International Money Express, Inc.(1)	19,132	211,026
Jackson Financial, Inc., Class A	88,545	7,252,721
Merchants Bancorp	28,025	897,360
MGIC Investment Corp.	164,333	4,346,608
NMI Holdings, Inc., Class A(1)	99,844	3,965,804
Onity Group, Inc.(1)	5,465	202,533
Payoneer Global, Inc.(1)	344,518	2,346,168
PennyMac Financial Services, Inc.	20,877	2,004,192
Radian Group, Inc.	185,137	6,322,429
Velocity Financial, Inc.(1)	1,298	21,741
Walker & Dunlop, Inc.	10,621	727,432
Waterstone Financial, Inc.	5,837	75,414
		35,855,306
Food Products — 2.1%
B&G Foods, Inc.	84,121	354,149
Calavo Growers, Inc.	17,473	481,381
Cal-Maine Foods, Inc.	81,890	7,855,708
Darling Ingredients, Inc.(1)	191,272	5,960,035
Dole PLC	120,088	1,700,446
Fresh Del Monte Produce, Inc.	70,361	2,485,151
John B Sanfilippo & Son, Inc.	2,704	168,027
Lifeway Foods, Inc.(1)	1,429	32,288
Mission Produce, Inc.(1)	47,836	534,806
Pilgrim's Pride Corp.	5	246
Seaboard Corp.	248	663,941
Seneca Foods Corp., Class A(1)	4,913	463,345
WK Kellogg Co.(2)	99,518	1,683,845
		22,383,368
Gas Utilities — 0.2%
MDU Resources Group, Inc.	150,775	2,591,822
Ground Transportation — 1.4%
ArcBest Corp.	32,023	2,007,522
Covenant Logistics Group, Inc.	20,992	476,518
Heartland Express, Inc.	84,388	755,273
Marten Transport Ltd.	87,696	1,143,556
PAMT Corp.(1)	17	213
Ryder System, Inc.	43,886	6,456,947
Schneider National, Inc., Class B	55,464	1,285,101
Universal Logistics Holdings, Inc.(2)	9,525	229,171
Werner Enterprises, Inc.	109,009	2,828,784
		15,183,085
Health Care Equipment and Supplies — 1.0%
Bioventus, Inc., Class A(1)	57,062	369,762
FONAR Corp.(1)	475	6,887
Integra LifeSciences Holdings Corp.(1)	89,178	1,128,993
Kewaunee Scientific Corp.(1)	3,650	140,379
Lantheus Holdings, Inc.(1)	52,736	3,984,732
Novocure Ltd.(1)	88,397	1,689,267
OraSure Technologies, Inc.(1)	78,307	225,524
Pro-Dex, Inc.(1)(2)	100	4,005
QuidelOrtho Corp.(1)	95,621	2,932,696
Utah Medical Products, Inc.	197	10,851
Varex Imaging Corp.(1)	40,715	312,284

Zimvie, Inc.(1)	38,755	354,221
		11,159,601
Health Care Providers and Services — 0.7%
Brookdale Senior Living, Inc.(1)	321,102	2,090,374
Cross Country Healthcare, Inc.(1)	46,771	616,442
DocGo, Inc.(1)(2)	35,838	50,890
InfuSystem Holdings, Inc.(1)	2,215	12,803
Nutex Health, Inc.(1)	7,245	1,215,276
Premier, Inc., Class A(2)	155,714	3,578,308
		7,564,093
Hotels, Restaurants and Leisure — 1.5%
Accel Entertainment, Inc.(1)	35,934	403,180
BJ's Restaurants, Inc.(1)	40,046	1,786,452
Cheesecake Factory, Inc.(2)	83,910	4,629,315
Cracker Barrel Old Country Store, Inc.(2)	46,684	2,681,529
Full House Resorts, Inc.(1)	6,561	20,864
Monarch Casino & Resort, Inc.	23,489	1,966,969
ONE Group Hospitality, Inc.(1)	4,532	15,590
Playa Hotels & Resorts NV(1)	171,772	2,312,051
Potbelly Corp.(1)	33,039	352,526
RCI Hospitality Holdings, Inc.	10,689	430,018
Super Group SGHC Ltd.	196,863	1,720,583
Target Hospitality Corp.(1)	32,691	238,971
		16,558,048
Household Durables — 1.4%
Bassett Furniture Industries, Inc.	2,036	33,940
Cavco Industries, Inc.(1)	1,467	636,084
Cricut, Inc., Class A	57,074	345,868
Ethan Allen Interiors, Inc.	34,281	895,763
Flexsteel Industries, Inc.	2,695	81,847
Hamilton Beach Brands Holding Co., Class A	3,933	71,856
Hooker Furnishings Corp.	2,323	22,812
Hovnanian Enterprises, Inc., Class A(1)	1,885	170,178
KB Home	36,576	1,886,590
Landsea Homes Corp.(1)	277	3,122
La-Z-Boy, Inc.	63,834	2,674,006
Legacy Housing Corp.(1)	580	12,928
Lifetime Brands, Inc.	1,029	3,427
Lovesac Co.(1)	19,036	364,349
M/I Homes, Inc.(1)	29,150	3,107,682
Taylor Morrison Home Corp.(1)	23,500	1,322,580
Tri Pointe Homes, Inc.(1)	132,105	3,894,455
Universal Electronics, Inc.(1)	3,515	23,234
		15,550,721
Household Products — 0.4%
Central Garden & Pet Co.(1)	13,656	492,435
Central Garden & Pet Co., Class A(1)	84,810	2,711,376
Oil-Dri Corp. of America	12,881	646,240
		3,850,051
Independent Power and Renewable Electricity Producers — 0.0%
Montauk Renewables, Inc.(1)	44,200	81,328
XPLR Infrastructure LP	18,220	160,700
		242,028
Insurance — 5.6%
Ambac Financial Group, Inc.(1)	10,443	81,769

American Coastal Insurance Corp., Class C	17,574	189,799
Assured Guaranty Ltd.	50,362	4,258,107
Axis Capital Holdings Ltd.	49,411	5,128,862
Brighthouse Financial, Inc.(1)	106,124	6,347,276
CNO Financial Group, Inc.	148,255	5,627,760
Donegal Group, Inc., Class A	18,141	366,448
Employers Holdings, Inc.	29,743	1,447,592
Enstar Group Ltd.(1)	8,673	2,905,542
F&G Annuities & Life, Inc.	12,692	405,636
Fidelis Insurance Holdings Ltd.	89,599	1,566,190
Genworth Financial, Inc., Class A(1)	298,683	2,105,715
Greenlight Capital Re Ltd., Class A(1)	11,602	167,533
Hanover Insurance Group, Inc.	13,413	2,360,420
HCI Group, Inc.	17,715	2,989,760
Heritage Insurance Holdings, Inc.(1)	45,914	1,123,516
Horace Mann Educators Corp.	64,911	2,819,085
Investors Title Co.	431	100,863
James River Group Holdings Ltd.	23,949	139,383
Kingstone Cos., Inc.(1)	9,960	162,348
Mercury General Corp.	20,272	1,307,139
NI Holdings, Inc.(1)	1,243	16,507
Oscar Health, Inc., Class A(1)	340,175	4,694,415
Palomar Holdings, Inc.(1)	22,171	3,801,661
Primerica, Inc.	1,586	429,172
ProAssurance Corp.(1)	30,735	712,745
Safety Insurance Group, Inc.	1,970	161,816
Selectquote, Inc.(1)	159,960	347,113
SiriusPoint Ltd.(1)	161,060	3,155,165
Skyward Specialty Insurance Group, Inc.(1)	30,343	1,922,229
United Fire Group, Inc.	18,942	538,900
Universal Insurance Holdings, Inc.	38,595	1,047,468
White Mountains Insurance Group Ltd.	1,095	1,954,356
		60,382,290
Interactive Media and Services — 0.2%
Cargurus, Inc.(1)	157	4,920
Cars.com, Inc.(1)	71,605	733,951
Outbrain, Inc.(1)	11,413	29,446
Yelp, Inc.(1)	50,646	1,933,158
		2,701,475
IT Services — 0.4%
CSP, Inc.	557	8,478
DXC Technology Co.(1)	314,310	4,777,512
		4,785,990
Leisure Products — 1.0%
Acushnet Holdings Corp.	14,916	1,017,868
American Outdoor Brands, Inc.(1)	3,484	40,345
Clarus Corp.	15,909	50,591
Escalade, Inc.	413	6,129
Funko, Inc., Class A(1)	34,972	146,533
Latham Group, Inc.(1)	23,144	130,763
Malibu Boats, Inc., Class A(1)	27,262	821,677
MasterCraft Boat Holdings, Inc.(1)	20,643	351,137
Polaris, Inc.(2)	66,590	2,611,660
Smith & Wesson Brands, Inc.	29,849	284,162
Sturm Ruger & Co., Inc.	3,517	127,315

Topgolf Callaway Brands Corp.(1)	233,081	1,477,733
YETI Holdings, Inc.(1)	125,369	3,831,277
		10,897,190
Life Sciences Tools and Services — 0.0%
OmniAb, Inc.(1)	2,677	10
OmniAb, Inc.(1)	2,677	5
		15
Machinery — 4.0%
Alamo Group, Inc.	11,543	2,285,976
Albany International Corp., Class A	35,824	2,366,892
Astec Industries, Inc.	39,706	1,560,049
Blue Bird Corp.(1)	51,593	1,996,649
Douglas Dynamics, Inc.	3,000	82,470
Graham Corp.(1)	13,743	541,886
Greenbrier Cos., Inc.	71,880	3,239,632
Hyster-Yale, Inc.	14,543	584,047
Kennametal, Inc.	136,852	2,946,423
Lindsay Corp.	6,014	838,352
Luxfer Holdings PLC	41,690	476,517
Manitowoc Co., Inc.(1)	4,344	45,655
Mayville Engineering Co., Inc.(1)	12,678	199,805
Mueller Industries, Inc.	62,277	4,849,510
Mueller Water Products, Inc., Class A	187,579	4,601,313
NN, Inc.(1)	14,353	29,424
Park-Ohio Holdings Corp.	10,456	191,345
Perma-Pipe International Holdings, Inc.(1)	1,168	15,523
REV Group, Inc.	94,344	3,536,956
Taylor Devices, Inc.(1)	1,455	53,733
Tennant Co.	29,575	2,200,971
Terex Corp.	83,339	3,751,088
Titan International, Inc.(1)	70,644	511,463
Trinity Industries, Inc.	126,677	3,260,666
Twin Disc, Inc.	2,372	17,197
Worthington Enterprises, Inc.	58,948	3,472,627
		43,656,169
Marine Transportation — 0.7%
Costamare Bulkers Holdings Ltd.(1)	11,109	103,980
Costamare, Inc.	56,751	486,356
Genco Shipping & Trading Ltd.	70,257	930,203
Matson, Inc.	53,677	6,057,450
Pangaea Logistics Solutions Ltd.	24,234	109,053
Safe Bulkers, Inc.	59,963	227,859
		7,914,901
Media — 0.5%
AMC Networks, Inc., Class A(1)	38,285	253,064
Cable One, Inc.	7,887	1,154,105
EchoStar Corp., Class A(1)	201,676	3,575,716
Gambling.com Group Ltd.(1)	16,027	188,958
PubMatic, Inc., Class A(1)	50	585
Scholastic Corp.	24,323	420,058
WideOpenWest, Inc.(1)	144	606
		5,593,092
Metals and Mining — 2.5%
Alpha Metallurgical Resources, Inc.(1)	14,113	1,581,221
Ascent Industries Co.(1)	2,200	28,424

Caledonia Mining Corp. PLC	12,689	216,982
Century Aluminum Co.(1)	10,145	157,146
Cleveland-Cliffs, Inc.(1)	98,043	571,591
Coeur Mining, Inc.(1)	275,303	2,224,448
Commercial Metals Co.	174,788	8,143,373
Compass Minerals International, Inc.(1)	78,926	1,516,168
Kaiser Aluminum Corp.	27,853	2,021,849
Materion Corp.	21,401	1,657,079
Metallus, Inc.(1)	60,781	767,664
Olympic Steel, Inc.	12,024	356,512
Radius Recycling, Inc., Class A	6,308	186,780
Ramaco Resources, Inc., Class A(2)	46,787	422,954
Ramaco Resources, Inc., Class B	6,549	48,788
Ryerson Holding Corp.	53,985	1,120,729
SunCoke Energy, Inc.	169,758	1,381,830
Tredegar Corp.(1)	23,592	197,701
Warrior Met Coal, Inc.	87,611	3,981,920
Worthington Steel, Inc.	38,193	951,006
		27,534,165
Oil, Gas and Consumable Fuels — 8.5%
Amplify Energy Corp.(1)	52,838	151,645
Antero Midstream Corp.	138,405	2,599,246
Ardmore Shipping Corp.	67,977	653,259
Berry Corp.	83,635	199,888
California Resources Corp.	128,837	5,690,730
Civitas Resources, Inc.	161,214	4,412,427
CNX Resources Corp.(1)	172,916	5,581,728
Comstock Resources, Inc.(1)	143,134	3,335,022
Core Natural Resources, Inc.	67,388	4,669,988
Crescent Energy Co., Class A	322,745	2,707,831
CVR Energy, Inc.	42,414	992,063
DHT Holdings, Inc.	276,061	3,196,786
Dorian LPG Ltd.	89,405	1,914,161
DT Midstream, Inc.	8,174	856,145
Epsilon Energy Ltd.	3,955	28,081
Evolution Petroleum Corp.	14,420	64,746
FutureFuel Corp.	27,471	108,510
Gran Tierra Energy, Inc.(1)(2)	58,223	277,724
Granite Ridge Resources, Inc.	110,787	622,623
Gulfport Energy Corp.(1)	1,640	314,060
Hallador Energy Co.(1)	71,411	1,231,840
HighPeak Energy, Inc.(2)	41,225	407,715
Infinity Natural Resources, Inc., Class A(1)	14,831	247,381
International Seaways, Inc.	92,495	3,426,940
Kimbell Royalty Partners LP	151,938	1,990,388
Kosmos Energy Ltd.(1)	655,787	1,088,606
Magnolia Oil & Gas Corp., Class A	327,240	7,035,660
Matador Resources Co.	47,256	2,032,481
Murphy Oil Corp.	171,999	3,599,939
NACCO Industries, Inc., Class A	2,354	84,414
Nordic American Tankers Ltd.	354,369	939,078
Northern Oil & Gas, Inc.	177,093	4,707,132
PBF Energy, Inc., Class A	66,515	1,267,111
Peabody Energy Corp.	170,508	2,243,885
PrimeEnergy Resources Corp.(1)	1,894	365,731

Range Resources Corp.	7,443	283,132
REX American Resources Corp.(1)	22,763	959,233
Riley Exploration Permian, Inc.	29,969	769,005
SandRidge Energy, Inc.	44,285	434,436
Scorpio Tankers, Inc.	93,758	3,725,943
SFL Corp. Ltd.	247,353	2,122,289
SM Energy Co.	203,682	4,770,232
Talos Energy, Inc.(1)	278,474	2,238,931
Teekay Corp. Ltd.	94,526	798,745
Teekay Tankers Ltd., Class A	55,787	2,465,228
VAALCO Energy, Inc.	184,385	584,500
Vital Energy, Inc.(1)	63,516	945,118
Vitesse Energy, Inc.	50,568	1,058,388
World Kinect Corp.	58,488	1,601,986
		91,802,130
Paper and Forest Products — 0.4%
Clearwater Paper Corp.(1)	29,886	860,418
Louisiana-Pacific Corp.	1,226	110,426
Mercer International, Inc.	41,831	149,755
Sylvamo Corp.	54,852	2,905,510
		4,026,109
Passenger Airlines — 2.0%
Alaska Air Group, Inc.(1)	182,313	9,285,201
Allegiant Travel Co.(1)	33,481	1,860,874
Frontier Group Holdings, Inc.(1)(2)	194,215	780,744
JetBlue Airways Corp.(1)	101,007	510,085
SkyWest, Inc.(1)	77,043	7,816,013
Sun Country Airlines Holdings, Inc.(1)	96,115	1,113,012
		21,365,929
Personal Care Products — 0.1%
Medifast, Inc.(1)	10,077	141,783
Nature's Sunshine Products, Inc.(1)	9,251	143,021
Nu Skin Enterprises, Inc., Class A	48,673	420,048
USANA Health Sciences, Inc.(1)	9,646	288,126
		992,978
Pharmaceuticals — 1.0%
Harmony Biosciences Holdings, Inc.(1)	93,004	3,208,638
Innoviva, Inc.(1)	117,548	2,300,414
Pacira BioSciences, Inc.(1)	89,817	2,320,871
Phibro Animal Health Corp., Class A	18,412	449,621
SIGA Technologies, Inc.	73,359	438,687
Supernus Pharmaceuticals, Inc.(1)	69,074	2,189,646
		10,907,877
Professional Services — 0.7%
Alight, Inc., Class A	580,435	3,169,175
Barrett Business Services, Inc.	421	17,398
Clarivate PLC(1)	418,376	1,765,547
Conduent, Inc.(1)	194,120	434,829
Heidrick & Struggles International, Inc.	36,829	1,607,954
IBEX Holdings Ltd.(1)	17,260	496,915
Kelly Services, Inc., Class A	26,133	306,279
TrueBlue, Inc.(1)	14,314	85,884
		7,883,981
Real Estate Management and Development — 0.4%
AMREP Corp.(1)	100	2,025

Forestar Group, Inc.(1)	25,474	487,827
Howard Hughes Holdings, Inc.(1)	48,433	3,308,458
		3,798,310
Semiconductors and Semiconductor Equipment — 0.4%
Amkor Technology, Inc.	96,370	1,736,587
Penguin Solutions, Inc.(1)	42,955	762,881
Photronics, Inc.(1)	105,012	1,754,751
		4,254,219
Software — 1.1%
InterDigital, Inc.(2)	22,145	4,811,223
MARA Holdings, Inc.(1)(2)	464,329	6,556,325
Pagaya Technologies Ltd., Class A(1)	26,412	434,213
		11,801,761
Specialty Retail — 4.5%
1-800-Flowers.com, Inc., Class A(1)(2)	2,396	11,788
Abercrombie & Fitch Co., Class A(1)	52,993	4,159,421
Academy Sports & Outdoors, Inc.	112,733	4,611,907
American Eagle Outfitters, Inc.	237,237	2,600,117
Arhaus, Inc.(1)	57,970	520,571
Asbury Automotive Group, Inc.(1)	5,825	1,327,576
Buckle, Inc.	48,258	2,056,273
Build-A-Bear Workshop, Inc.	22,469	1,146,818
Caleres, Inc.	47,972	645,223
Designer Brands, Inc., Class A(2)	41,874	148,653
Destination XL Group, Inc.(1)	17,027	19,240
Duluth Holdings, Inc., Class B(1)	5,416	10,074
Five Below, Inc.(1)	76,433	8,909,795
Foot Locker, Inc.(1)	153,076	3,637,086
Gap, Inc.	146,287	3,263,663
Genesco, Inc.(1)	19,841	431,145
Guess?, Inc.(2)	42,516	445,568
Haverty Furniture Cos., Inc.	11,215	235,066
Lands' End, Inc.(1)	15,354	129,281
ODP Corp.(1)	39,210	645,004
Sally Beauty Holdings, Inc.(1)	104,562	910,735
Shoe Carnival, Inc.	26,998	518,902
Signet Jewelers Ltd.	65,997	4,393,420
Tile Shop Holdings, Inc.(1)	13,719	87,390
Urban Outfitters, Inc.(1)	114,417	7,997,748
		48,862,464
Technology Hardware, Storage and Peripherals — 0.1%
Diebold Nixdorf, Inc.(1)	10,038	483,530
Eastman Kodak Co.(1)	21,094	119,814
		603,344
Textiles, Apparel and Luxury Goods — 2.0%
Carter's, Inc.	64,621	2,027,161
Columbia Sportswear Co.	50,706	3,234,029
Crocs, Inc.(1)	24,078	2,455,956
Figs, Inc., Class A(1)	17,765	77,278
G-III Apparel Group Ltd.(1)	81,569	2,369,579
Lakeland Industries, Inc.	200	3,812
Movado Group, Inc.	18,561	300,688
Oxford Industries, Inc.	25,344	1,360,466
PVH Corp.	75,529	6,327,064
Rocky Brands, Inc.	8,769	199,495

Superior Group of Cos., Inc.	14,433	142,309
Under Armour, Inc., Class A(1)	304,278	2,041,705
Under Armour, Inc., Class C(1)	204,746	1,289,900
Unifi, Inc.(1)	4,426	22,219
Vera Bradley, Inc.(1)	9,946	20,091
VF Corp.	5,574	69,452
		21,941,204
Trading Companies and Distributors — 4.4%
Air Lease Corp.	167,880	9,671,567
Alta Equipment Group, Inc.(2)	6,511	30,927
BlueLinx Holdings, Inc.(1)	14,196	949,996
Boise Cascade Co.	59,985	5,211,497
DNOW, Inc.(1)	167,367	2,413,432
GATX Corp.	61,955	9,865,714
Global Industrial Co.	32	834
H&E Equipment Services, Inc.	59,850	5,664,204
Herc Holdings, Inc.	43,538	5,398,712
Hudson Technologies, Inc.(1)	71,176	508,909
Karat Packaging, Inc.	6,112	192,284
MRC Global, Inc.(1)	141,640	1,757,753
Rush Enterprises, Inc., Class A	92,319	4,583,638
Rush Enterprises, Inc., Class B	7,783	406,389
Titan Machinery, Inc.(1)	39,099	730,369
Willis Lease Finance Corp.	892	119,831
		47,506,056
Wireless Telecommunication Services — 0.7%
Telephone & Data Systems, Inc.	176,011	6,047,738
U.S. Cellular Corp.(1)	22,773	1,411,243
		7,458,981
TOTAL COMMON STOCKS (Cost $1,034,936,838)		1,079,525,471
RIGHTS — 0.0%
Software — 0.0%
Gen Digital, Inc.(1) (Cost $46,542)	11,934	84,493
SHORT-TERM INVESTMENTS — 2.0%
Money Market Funds — 2.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	5,163,578	5,163,578
State Street Navigator Securities Lending Government Money Market Portfolio(3)	16,961,085	16,961,085
TOTAL SHORT-TERM INVESTMENTS (Cost $22,124,663)		22,124,663
TOTAL INVESTMENT SECURITIES — 101.5% (Cost $1,057,108,043)		1,101,734,627
OTHER ASSETS AND LIABILITIES — (1.5)%		(16,317,805)
TOTAL NET ASSETS — 100.0%		$1,085,416,822

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
Russell 2000 E-Mini Index	6	June 2025	$620,490	$66,486
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $24,375,994. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $25,292,558, which includes securities collateral of $8,331,473.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.